Other Assets (Details) - Landsea Homes [Member] - USD ($)	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Deferred tax asset, net	$ 13,862,000	$ 8,224,000	$ 6,879,000
Property, equipment and capitalized selling and marketing costs, net	6,826,000	7,746,000	5,120,000
Right-of-use asset	6,330,000	6,326,000
Prepaid interest			2,979,000
Deferred offering costs	6,176,000	151,000
Prepaid income taxes	1,798,000	426,000
Intangible asset, net	1,208,000
Prepaid expenses	2,980,000	2,493,000
Prepaid other			292,000
Other	1,568,000	1,755,000	475,000
Total other assets	$ 40,748,000	$ 27,121,000	$ 15,745,000